Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Non-controlling interests [Abstract]
Disclosure of detailed information about non-controlling interests [Text Block]

Non-controlling Interests are detailed as follows:

a.

Equity

Equity	As of December 31, 2018	As of December 31, 2017
	ThCh $	ThCh $
Viña San Pedro Tarapacá S.A.	39,007,270	72,189,322
Bebidas del Paraguay S.A.	18,803,673	17,624,239
Aguas CCU-Nestlé Chile S.A.	24,118,966	20,347,714
Cervecería Kunstmann S.A.	8,118,212	6,684,320
Compañía Pisquera de Chile S.A.	5,109,395	4,898,600
Saenz Briones & Cía. S.A.I.C.	1,179,410	680,303
Distribuidora del Paraguay S.A.	4,445,452	2,806,825
Bebidas Bolivianas BBO S.A. (1)	7,075,032	-
Other	1,131,825	520,228
Total	108,989,235	125,751,551

(1)	See Note 15 – Business combinations, letter a) .

Disclosure of detailed information about n on-controlling interests related to profit loss [Text Block]
b.

Result

	For the years ended as of December 31,
Result	2018	2017	2016
	ThCh $	ThCh $	ThCh $
Aguas CCU-Nestlé Chile S.A.	7,587,140	7,814,358	8,377,672
Viña San Pedro Tarapacá S.A.	2,520,768	6,223,423	9,887,477
Cervecería Kunstmann S.A.	2,772,074	1,979,976	1,636,906
Compañía Pisquera de Chile S.A.	1,154,401	954,046	790,152
Saenz Briones & Cía. S.A.I.C.	42,787	33,027	11,184
Distribuidora del Paraguay S.A.	1,431,158	906,728	255,683
Bebidas del Paraguay S.A.	210,568	580,406	576,986
Bebidas Bolivianas BBO S.A. (1)	(552,816)	-	-
Other	27,659	9,102	88,339
Total	15,193,739	18,501,066	21,624,399

(1)	See Note 15 – Business combinations, letter a) .

Summary of significant financial statements items related to non-controlling interests [Text Block]

	As of December 31, 2018	As of December 31, 2017
	ThCh $	ThCh $
Assets and Liabilities
Current assets	711,482,809	610,476,810
Non-currente assets	829,511,196	746,352,848
Current liabilities	399,409,388	337,171,241
Non-current liabilities	149,602,171	159,841,007

Dividends paid	3,212,105	10,150,528

Summary of significant financial statements items related to non-controlling interests Vina San Pedro de Tarapaca [Text Block]
The main significant Non-controlling interest is represented by Viña San Pedro Tarapacá S.A. with the following balances:

Assets and Liabilities	As of December 31, 2018	As of December 31, 2017
	ThCh $	ThCh $
Assets and Liabilities
Current assets	156,118,074	141,114,944
Non-currente assets	185,841,247	174,184,006
Current liabilities	80,877,682	63,872,711
Non-current liabilities	31,550,148	31,221,369

	For the years ended as of December 31,
Result	2018	2017	2016
	ThCh $	ThCh $	ThCh $
Net sales	206,518,731	204,453,782	201,402,052
Net income of year	14,833,018	17,715,119	28,021,996